WARRANTS	12 Months Ended
Dec. 31, 2024
Warrants
WARRANTS

13.	WARRANTS

The following table summarizes the warrant activities for the year ended December 31, 2024, the two months ended December 31, 2023, and the years ended October 31, 2023 and 2022:

	Number	Weighted Average Exercise Price (CAD$)
Balance – October 31, 2021	56,919,787	0.220
Expiration of warrants pursuant to convertible debt deemed re-issuance	(8,409,091)	0.160
Expiration of warrants issued pursuant to private placement to PBIC	(15,000,000)	0.130
Balance – October 31, 2022	33,510,696	0.280
Issuance pursuant to the December Convertible Debentures (Note 11.1)	6,716,499	0.250
Issuance pursuant to the July Convertible Debentures (Note 11.2)	13,737,500	0.280
Issuance pursuant to the August Convertible Debentures (Note 11.2.1)	2,816,250	0.280
Issued pursuant to the Consulting Agreement with Goodness Growth (Note 13.2)	8,500,000	0.330
Expiration of warrants pursuant to Feb 2021 subscription	(8,200,000)	0.200
Expiration of warrants pursuant to the Offering (Special warrant issue)	(23,162,579)	0.300
Expiration of warrants pursuant to terminate purchase agreement	(2,148,117)	0.440
Balance – December 31, and October 31, 2023	31,770,249	0.230
Conversion to common shares pursuant to the December Convertible Debentures	(6,716,499)	0.250
Conversion to common shares pursuant to the July Convertible Debentures	(13,737,500)	0.280
Conversion to common shares pursuant to the August Convertible Debentures	(2,816,250)	0.280
Forfeit and return of cancellation of warrants pursuant to termination of Consulting Agreement with Vireo Growth Inc. (Note 13.2)	(4,500,000)	0.225
Balance – December 31, 2024	4,000,000	0.225

At December 31, 2024, the following warrants were issued and outstanding:

Exercise price (CAD$)	Warrants outstanding	Life (years)	Expiry date
0.225	4,000,000	3.76	October 05, 2028
0.225	4,000,000	3.76

At December 31, 2023, the following warrants were issued and outstanding:

Exercise price (CAD$)	Warrants outstanding	Life (years)	Expiry date
0.250	6,716,499	1.92	December 2, 2025
0.280	13,737,500	2.53	July 13, 2026
0.280	2,816,250	2.63	August 17, 2026
0.225	8,500,000	4.77	October 05, 2028
0.290	31,770,249	3.01

At October 31, 2023, the following warrants were issued and outstanding:

Exercise price (CAD$)	Warrants outstanding	Life (years)	Expiry date
0.250	6,716,499	2.09	December 2, 2025
0.280	13,737,500	2.70	July 13, 2026
0.280	2,816,250	2.80	August 17, 2026
0.225	8,500,000	4.93	October 05, 2028
0.290	31,770,249	3.18

13.1	Agent Warrants

On March 5, 2021, as consideration for the services rendered the Agent to the Offering (a brokered private placement of special warrants), the Company issued to the Agent an aggregate of 1,127,758 Broker Warrants of the Company exercisable to acquire 1,127,758 Compensation Options for no additional consideration. As consideration for certain advisory services provided in connection with the Offering, the Company issued to the Agent an aggregate of 113,500 Advisory Warrants exercisable to acquire 113,500 Compensation Options for no additional consideration. The Broker Warrants and Advisory Warrants are collectively referred to as the Agent Warrants.

Each Compensation Option entitled the holder thereof to purchase one Compensation Unit of the Company at the Issue Price of CAD$0.225 for a period of twenty-four (24) months. Each Compensation Unit was comprised of one common share and one Compensation Warrant. Each Compensation Warrant entitled the holder thereof to purchase one common share in the capital of the Company at a price of CAD$0.30 for twenty-four (24) months. The Agent Warrants expired on March 5, 2023.

13.2	Goodness Growth Consulting Agreement

The Consulting Agreement with Vireo Growth Inc. (“Vireo Growth”) was executed as of May 24, 2023, whereby GR Unlimited will support Vireo Growth in the optimization of its cannabis flower products, with a particular focus on improving the quality and yield of top-grade “A” cannabis flower across its various operating markets, starting with Maryland and Minnesota.

As part of this strategic agreement, Vireo Growth is obligated to issue 10,000,000 warrants to purchase 10,000,000 subordinate voting shares of Vireo Growth to the Company, with a strike price equal to CAD$0.317 (US$0.233), being a 25.0 percent premium to the 10-day volume weighted average price (“VWAP”) of Vireo Growth’s subordinate voting shares prior to the effective date of the Consulting Agreement. Similarly, the Company issued 8,500,000 warrants to purchase 8,500,000 common shares of the Company to Vireo Growth, with a strike price equal to CAD$0.225 (US$0.166), being a 25.0 percent premium to the 10-day VWAP of the Company’s common shares prior to the effective date of the Consulting Agreement.

On October 11, 2024, the Company announced the termination of the advisory agreement with Vireo Growth. As consideration for the early termination, Vireo Growth will forfeit and return for cancellation 4,500,000 of the 8,500,000 share purchase warrants in Grown Rogue International Inc. that are held by Vireo Growth at a CAD$0.225 strike price. Additionally, Vireo Growth will pay the Company US$800,000 in cash. Vireo has the option of deferring the cash payment by making 4 quarterly payments of US$250,000. Grown Rogue will also receive its full consulting fee for the work performed in Q3 2024 and retains its 10,000,000 warrants in Vireo Growth Inc. On October 18, 2024, the Company received a termination fee of $800,000 in cash in accordance with the Consulting Agreement on October 18, 2024.

The Company first measured and recognized the fair value ($1,232,253) of the warrants using a Black-Scholes option pricing model as of the warrants’ deemed issuance date, which was the effective date of the Consulting Agreement (May 24, 2023). The Company and Vireo Growth issued and exchanged the warrants on October 5, 2023, at which time the carrying value ($1,232,253) of the warrants issued and received was recorded to equity and Warrants Asset, respectively.

The Warrants Asset is remeasured at fair value through profit and loss at each reporting period using the Black-Scholes option pricing model. The fair value of the Warrants Asset at December 31, 2024, was estimated to be $4,593,844 (December 31, 2023 - $1,761,382; October 31, 2023 - $1,361,366) using the following assumptions:

Expected (strike) price	0.317
Risk-free interest rate	2.92%
Expected life	3.76 years
Expected volatility	119%